Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	$ 10,519	$ 6,580	$ 2,776
Increases charged to expenses	3,918	10,818	3,891
Decreases charged to income	(1,857)	(729)	(707)
Applications due to utilization	(2,424)		(112)
Reclassifications and other movements		(6,633)	(12)
Net exchange and translation differences	674	715	847
Result from net monetary position	(398)	(232)	(103)
Balance at end of period	10,432	10,519	$ 6,580
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	8,861
Increases charged to expenses	927	2,228
Reclassifications and other movements		6,633
Balance at end of period	$ 9,788	$ 8,861